Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, Net	Inventories are summarized as follows:

	2016	2015
Raw materials	52	66
Work in process	854	1,376
Finished goods	207	437

	1,113	1,879